SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2010 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 shares	Feb. 10, 2015 USD ($)
Shareholders Equity [Line Items]
Shares Authorized	600,000,000
Declaration of dividends | $							$ 82,751,000
Regulatory Restrictions on Payment of Dividends		10
Restricted net assets | $		$ 983,333,000	$ 742,676,000
Treasury Stock, Value | $		136,615,000	$ 136,615,000
Treasury Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Value | $		$ 136,615
Domestic [Member]
Shareholders Equity [Line Items]
Description of Other Additional Regulatory Limitations		Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprises PRC statutory accounts.
Common Class A [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	50,767,426
Ordinary shares, par value | $ / shares	$ 1.00			$ 1	$ 1
Ordinary Shares, Shares issued		71,425,120	71,077,816			70,736,679
Ordinary Shares, Shares outstanding		64,360,062	64,012,758			70,736,679
Common Class A [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Shares, Acquired			7,065,058
Common Class B [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	25,298,329
Ordinary shares, par value | $ / shares				$ 1	$ 1
Ordinary shares, voting rights	10
Ordinary Shares, Shares issued		24,336,650	24,336,650
Ordinary Shares, Shares outstanding		24,336,650	24,336,650
Common Class B [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Shares, Acquired